Long Term Loans - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023
Light Era Development Co., Ltd. (LED) [Member] | Chang Hwa Bank Secured Loan [Member] | Due September 2024 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loan due date	September 2024